UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stuyvesant Capital Management Corp.
Address: 200 Business Park Drive
         Suite 300
         Armonk, NY  10504

13F File Number:  028-04767

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John B. Cooper
Title:     President
Phone:     914-219-3010

Signature, Place, and Date of Signing:

 /s/       John B. Cooper     Armonk, NY     May 7, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    34

Form 13F Information Table Value Total:    $55,742 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALPS ETF TR                    ALERIAN MLP      00162q866      376    21200 SH       SOLE                    21200        0        0
AMERICAN INTL GROUP INC        *W EXP 01/19/202 026874156      237    15585 SH       SOLE                    15585        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784     3470    89385 SH       SOLE                    89385        0        0
APACHE CORP                    COM              037411105     1501    19450 SH       SOLE                    19450        0        0
BARRICK GOLD CORP              COM              067901108     1047    35600 SH       SOLE                    35600        0        0
CHESAPEAKE ENERGY CORP         COM              165167107     2835   138900 SH       SOLE                   138900        0        0
CONOCOPHILLIPS                 COM              20825c104     2860    47584 SH       SOLE                    47584        0        0
DEVON ENERGY CORP NEW          COM              25179M103     2221    39360 SH       SOLE                    39360        0        0
DOW CHEM CO                    COM              260543103     1602    50300 SH       SOLE                    50300        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     3646   110162 SH       SOLE                   110162        0        0
INTEL CORP                     COM              458140100     2621   120015 SH       SOLE                   120015        0        0
ISHARES INC                    MSCI TAIWAN      464286731      449    33650 SH       SOLE                    33650        0        0
ISHARES TR                     FTSE CHINA25 IDX 464287184      600    16250 SH       SOLE                    16250        0        0
KINDER MORGAN INC DEL          COM              49456b101      359     9280 SH       SOLE                     9280        0        0
KINDER MORGAN INC DEL          *W EXP 05/25/201 49456b119       99    19200 SH       SOLE                    19200        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060u100     3900   103050 SH       SOLE                   103050        0        0
MARKET VECTORS ETF TR          SEMICONDUCTOR    57060u233     2938    82700 SH       SOLE                    82700        0        0
MARKET VECTORS ETF TR          JR GOLD MINERS E 57060u589     1291    77108 SH       SOLE                    77108        0        0
MEDTRONIC INC                  COM              585055106     1615    34400 SH       SOLE                    34400        0        0
MICROSOFT CORP                 COM              594918104     3094   108155 SH       SOLE                   108155        0        0
NABORS INDUSTRIES LTD          SHS              g6359f103     1503    92650 SH       SOLE                    92650        0        0
PFIZER INC                     COM              717081103     1711    59277 SH       SOLE                    59277        0        0
ROWAN COMPANIES PLC            SHS CL A         G7665A101      265     7500 SH       SOLE                     7500        0        0
SELECT SECTOR SPDR TR          SBI INT-ENERGY   81369y506     4814    60700 SH       SOLE                    60700        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369y605     2989   164150 SH       SOLE                   164150        0        0
SELECT SECTOR SPDR TR          TECHNOLOGY       81369y803      212     7000 SH       SOLE                     7000        0        0
SPDR SERIES TRUST              S&P OILGAS EXP   78464a730      363     6000 SH       SOLE                     6000        0        0
TEMPLETON DRAGON FD INC        COM              88018T101      244     8750 SH       SOLE                     8750        0        0
TRANSCANADA CORP               COM              89353d107      599    12500 SH       SOLE                    12500        0        0
UNITED STATES STL CORP NEW     COM              912909108     2712   139070 SH       SOLE                   139070        0        0
UNITEDHEALTH GROUP INC         COM              91324p102     1522    26600 SH       SOLE                    26600        0        0
VALERO ENERGY CORP NEW         COM              91913y100     1468    32275 SH       SOLE                    32275        0        0
VIMICRO INTL CORP              ADR              92718n109       18    11000 SH       SOLE                    11000        0        0
WISDOMTREE TRUST               JAPN HEDGE EQT   97717w851      561    12990 SH       SOLE                    12990        0        0